Reconciliation of Cash, Cash Equivalents and Restricted Cash to the Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Cash and Cash Equivalent [Abstract]
Cash	$ 4,699	¥ 31,884	¥ 45,607
Restricted cash		2	2
Total cash and restricted cash	$ 4,699	¥ 31,886	¥ 45,609